UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [X ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [X ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management, Inc.
Address: 10000 Memorial Drive
         Suite 660
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Chief Financial Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   May 18, 2000

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 56
Form 13F Information Table Value Total: $84,707

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AgnicoEagl 3.50% 1/04          Conv Bonds       008474AA6      513   783000 SH       SOLE                   783000
Altera                         Common Stocks    021441100     1109    12425 SH       SOLE                    12425
American Freightways           Common Stocks    02629V108     1213    81175 SH       SOLE                    81175
Anadarko Petroleum             Common Stocks    032511107     2267    58600 SH       SOLE                    58600
Analog Devices                 Common Stocks    032654105     1268    15750 SH       SOLE                    15750
Applied Films                  Common Stocks    038197109     1610    80500 SH       SOLE                    80500
Aventis ADS                    Common Stocks    053561106     1852    34300 SH       SOLE                    34300
Avteam, Inc.                   Common Stocks    054527205      554   158250 SH       SOLE                   158250
Barrett Resources              Common Stocks    068480201     1162    38975 SH       SOLE                    38975
Barrick Gold                   Common Stocks    067901108     2164   137950 SH       SOLE                   137950
Basin Exploration              Common Stocks    070107107     3953   264650 SH       SOLE                   264650
Burr-Brown                     Common Stocks    122574106     1043    19183 SH       SOLE                    19183
Capital Senior Living          Common Stocks    140475104      390   124850 SH       SOLE                   124850
CEC Entertainment              Common Stocks    125137109     1611    59398 SH       SOLE                    59398
Claire's Stores                Common Stocks    179584107     1438    71700 SH       SOLE                    71700
CNF, Inc.                      Common Stocks    12612W104      998    35975 SH       SOLE                    35975
Coherent                       Common Stocks    192479103     1435    27600 SH       SOLE                    27600
Cryolife                       Common Stocks    228903100     1253    69600 SH       SOLE                    69600
Daimler Chrysler               Common Stocks    D1668R123     1592    24325 SH       SOLE                    24325
Delta & Pine Land Co.          Common Stocks    247357106     1332    67450 SH       SOLE                    67450
Developers Diversified Realty  Common Stocks    251591103      865    62350 SH       SOLE                    62350
Equity Residential Prop Trust  Common Stocks    29476L107      857    21325 SH       SOLE                    21325
First Industrial Realty Trust  Common Stocks    32054K103      805    29550 SH       SOLE                    29550
GelTex Pharmaceuticals         Common Stocks    368538104     1279    76375 SH       SOLE                    76375
Informix                       Common Stocks    456779107     2991   176600 SH       SOLE                   176600
J B Hunt Transportation        Common Stocks    445658107     1279    93425 SH       SOLE                    93425
Jack in the Box                Common Stocks    466367109     1329    62350 SH       SOLE                    62350
Jones Apparel                  Common Stocks    480074103     1990    62925 SH       SOLE                    62925
Keithley Instruments           Common Stocks    487584104     1479    31050 SH       SOLE                    31050
Kennedy-Wilson                 Common Stocks    489399204      528    94850 SH       SOLE                    94850
Ligand Pharmaceuticals         Common Stocks    53220K207     1824   102775 SH       SOLE                   102775
Louis Dryfus Natural Gas       Common Stocks    546011107     2349    69080 SH       SOLE                    69080
Maxim Pharmaceutical           Common Stocks    57772M107     3201    68200 SH       SOLE                    68200
Mitcham Industries             Common Stocks    606501104     1123   206500 SH       SOLE                   206500
Nautica Enterprises            Common Stocks    639089101     1117    95050 SH       SOLE                    95050
Nuevo Energy                   Common Stocks    670509108     2760   128350 SH       SOLE                   128350
OEA                            Common Stocks    670826106     1198   124500 SH       SOLE                   124500
Pacific Century                Common Stocks    694058108     1335    65700 SH       SOLE                    65700
Patina Oil & Gas               Common Stocks    703224105     2062   152000 SH       SOLE                   152000
Placer Dome                    Common Stocks    725906101     1404   172750 SH       SOLE                   172750
Plains All Amern Pipeline LP   Common Stocks    726503105     3705   226250 SH       SOLE                   226250
Plains Resources               Common Stocks    726540503     1961   156900 SH       SOLE                   156900
Pogo Producing                 Common Stocks    730448107     3477   121725 SH       SOLE                   121725
Potash Corp Saskatchewan       Common Stocks    73755L107     1911    38225 SH       SOLE                    38225
Progress Software              Common Stocks    743312100     2692   114850 SH       SOLE                   114850
Prudent Bear Fund              Mutual Funds     744294109      343    93696 SH       SOLE                    93696
Public Storage                 Common Stocks    74460D109      906    43150 SH       SOLE                    43150
Quanex 6.88% 6/07              Conv Bonds       747620AC6      717   803000 SH       SOLE                   803000
Remedy Temp                    Common Stocks    759549108     1159    52400 SH       SOLE                    52400
Sawtek                         Common Stocks    805468105     1474    28050 SH       SOLE                    28050
St. Mary Land & Exploration Co Common Stocks    792228108      926    31000 SH       SOLE                    31000
Suiza Foods                    Common Stocks    865077101     1284    31900 SH       SOLE                    31900
Tarrant Apparel Group          Common Stocks    876289109      584    77900 SH       SOLE                    77900
THQ Inc.                       Common Stocks    872443403     1251    70000 SH       SOLE                    70000
Trikon Technologies            Common Stocks    896187101     1146    80400 SH       SOLE                    80400
Xoma LTD                       Common Stocks    983907106      639    82500 SH       SOLE                    82500